CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Operating activities
Net loss	$ (17,050)	$ (13,260)
Adjustments to reconcile net loss:
Depreciation and amortization	288	174
Accretion of debt discount	456	231
Stock-based compensation expense	696	189
Non-cash stock issuance for services rendered	37	0
Change in the fair value of preferred stock warrants	595	0
Changes in operating assets and liabilities:
Accounts receivable	(1,552)	(1,105)
Inventories	595	312
Prepaid expenses and other assets	(618)	(93)
Accounts payable	(549)	445
Accrued expenses	997	593
Net cash used in operating activities	(16,105)	(12,514)
Investing activities
Purchases of property and equipment	(59)	(350)
Purchases of short-term investments	(98,936)	(4,802)
Proceeds from sales or maturities of short-term investments	11,984	0
Net cash used in investing activities	(87,011)	(5,152)
Financing activities
Proceeds from issuance of notes payable	8,000	458
Proceeds from the exercise of stock options and warrants	431	95
Proceeds from sale of common stock	112,042	0
Proceeds from sale of preferred stock	0	24,968
Net cash provided by financing activities	120,473	25,521
Increase in cash and cash equivalents	17,357	7,855
Cash and cash equivalents at beginning of period	8,955	6,685
Cash and cash equivalents at end of period	26,312	14,540
Supplemental cash flow information
Cash paid for interest	1,453	984
Issuance of preferred stock warrants	$ 103	$ 4